Short-Term and Long-Term Loans	12 Months Ended
Aug. 31, 2023
Short-Term and Long-Term Loans [Abstract]
SHORT-TERM AND LONG-TERM LOANS
11.	SHORT-TERM AND LONG-TERM LOANS

In July 2022, the Group entered into a senior secured term loan facility agreement with China Merchants Bank Co., Ltd., New York Branch in an aggregate principal amount of up to GBP 19,480 (approximately RMB 156,300). The interest is at a rate per annum equal to the Sterling Overnight Interbank Average Rate for the applicable interest period plus the spread, which is defined as 1.40% per annum for any loan for any applicable interest period. As of August 31, 2022, the Group drew down principal amount of GBP 18,600 (approximately RMB 149,239) with a maturity date of July 10, 2023. The loan is guaranteed by Bright Scholar Education Holdings Limited and is intended for general working capital purposes. As of August 31, 2022, the loan facility is secured by a bank deposit pledge of RMB 180,000, which is recorded as restricted cash on the consolidated balance sheet as of August 31, 2022. The loan has been fully repaid on its maturity date during the year ended August 31, 2023.

In April 2020, one of the Canadian subsidiaries of the Group received an interest free loan amounted to CAD 80 from the government of Canada under the program named “Canada Emergency Business Account” (“CEBA”) due on or before December 31, 2022. The program intends to help cover the small businesses’ operating costs during a period where the revenue has been temporarily reduced due to the economic impacts of the COVID-19. In the fiscal year 2021, the Canadian subsidiary received additional CAD 40 interest free loan under the same grogram, which is also due on or before December 31, 2022. Further in fiscal year 2022, the CEBA program has been updated and the repayment date of the interest free loan is extended to be due on or before December 31, 2023. As of August 31, 2022, the total amount of interest free loan was CAD 120 (approximately RMB 633). The loan has been fully repaid on December 22, 2022.